Investments in equity accounted associates (Details) $ in Thousands			6 Months Ended	12 Months Ended
	Oct. 23, 2023 € / shares	Jan. 27, 2022 USD ($) item	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 04, 2022 USD ($)
Disclosure of associates [line items]
Loss net of tax since the date of acquisition			$ 2,478
Share of losses reflected in condensed consolidated statement of profit or loss			1,228
Adjusted Option Premium Payable For Call Options				$ 515
Share purchase agreement with Applife Limited
Disclosure of associates [line items]
Purchase price per share | € / shares	€ 1
MX Capital Limited
Disclosure of associates [line items]
Percentage of shares acquired (in percent)		48.80%
Consideration		$ 15,000
Put and call option to obtain full control (as a percent)		100.00%
Further earn-out payments		$ 35,000
Fair value of sellers earn-outs		2,297
Further consideration		$ 100,000
Fair value of founders earn-outs					$ 258
Loss net of tax since the date of acquisition			747
Share of losses reflected in condensed consolidated statement of profit or loss			364
Goodwill impairment			0
Impairment charge			$ 0
Financial assets				0
Financial liabilities				$ 15,002
Castcrown Limited
Disclosure of associates [line items]
Percentage of shares acquired (in percent)		49.50%
Consideration		$ 2,970
Number of survival RPG titles | item		2
Put and call option to obtain full control (as a percent)		100.00%
Option Premium Payable For Call Option		$ 1,200